OneAscent Capital Opportunities Fund
Schedule of Investments
December 31, 2025 - (Unaudited)
PRIVATE INVESTMENTS — 57.68% Sh ar e s F air V alu e
DIRECT INVESTMENTS — 25.68%
COMMUNICATION SERVICES — 5.06%
Tango Tango , Inc.
(a)(b)
300,000 $ 1,500,000
CONSUMER DISCRETIONARY — 3.38%
For Days, Inc.
(a)(b)
14,409,221 1,000,000
FINANCIAL SERVICES — 3.38%
Data Dasher, Inc.
(a)(b)(c)(d)
— 1,000,000
HEALTH CARE — 3.72%
Lectra Technologies, Inc.
(a)(b)(d)
500,000 500,000
Shyld AI, Inc.
(a)(b)(d)
600,000 600,000
1,100,000
MATERIALS — 3.38%
Red Sea Science & Technology, Inc.
(a)(b)
33,840,847 1,000,000
TECHNOLOGY — 6.76%
Conserv Solutions, Inc., Preferred
(a)(b)
2,945,508 1,000,000
Immerse, Inc.
(a)(b)(c)(d)
— 1,000,000
2,000,000
TOTAL DIRECT INVESTMENTS 7,600,000
PRIVATE INVESTMENT FUNDS — 25.26%
Burnt Island Ventures
(b)(c)(e)
— 1,000,000
Conductor Capital, LP
(b)(c)(e)
— 339,247
DLP Housing Fund
(b)(c)(e)
— 1,000,000
Dublin Town Center V, LP
(b)(c)(e)
— 1,000,000
Fortis Green Renewables Green Fund I, LLC
(b)(c)(e)
— 750,000
Highmount Opportunity Fund I, LP
(b)(c)(e)
— 168,383
Saturn Five Next Frontier, LLC
(b)(c)(e)
— 81,250
Sovereign Capital Clear, LP
(b)(c)(e)
— 1,000,000
SunCap Growth Fund II
(b)(c)(e)
— 800,018
Talanton Momentum Fund
(b)(c)(e)
— 148,603
TCG Storage of Trussville East, LLC
(b)(c)(e)
— 750,000
The Passport Fund I, LLC
(b)(c)(e)
— 447,144
TOTAL PRIVATE INVESTMENT FUNDS 7,484,645
PRIVATE INVESTMENT LOANS — 6.74%
Lotus Scrubs, Inc., 19.62%, 6/18/2028 (SOFR + 1550bps)
(a)(b)(f)
1,000,000 1,000,000
Subsentio , Inc., 9.5%, 5/1/2033
(a)(b)
1,000,000 1,000,000
TOTAL PRIVATE INVESTMENT LOANS 2,000,000
TOTAL PRIVATE INVESTMENTS (Cost $16,785,301) 17,084,645
EXCHANGE-TRADED FUNDS — 14.82%
Alerian MLP ETF 10,100 474,902
FT Energy Income Partners Enhanced Income ETF 50,000 993,500
Global X Russell 2000 Covered Call ETF 45,000 688,500
Harbor Commodity All-Weather Strategy ETF 38,425 953,709
SPDR® Blackstone High Income ETF 31,000 881,640

OneAscent Capital Opportunities Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
EXCHANGE-TRADED FUNDS — 14.82% - continued Sh ar e s F air V alu e
VanEck Mortgage REIT Income ETF 38,000 $ 399,380
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,395,852) 4,391,631
CLOSED-END FUNDS — 9.08%
TENDER OFFER FUNDS — 7.62%
Hamilton Lane Private Secondary Fund
(e)
69,331 1,091,870
Hamilton Lane Venture Capital and Growth Fund
(e)
76,958 1,167,184
TOTAL TENDER OFFER FUNDS 2,259,054
INTERVAL FUNDS — 1.46%
Cliffwater Corporate Lending Fund 41,320 431,378
TOTAL INTERVAL FUNDS 431,378
TOTAL CLOSED-END FUNDS (Cost $2,444,580) 2,690,432
OPEN-END MUTUAL FUNDS — 5.92%
Ambassador Fund, Institutional Class
(e)
96,538 968,280
Carlyle Tactical Private Credit, Class I 8,035 66,690
Steward Equity Market Neutral Fund, Institutional Class 26,403 720,021
TOTAL OPEN-END MUTUAL FUNDS (Cost $1,753,156) 1,754,991
MONEY MARKET FUNDS - 9.45%
First American Government Obligations Fund, Class X, 3.67%
(g)
2,798,815 2,798,815
TOTAL MONEY MARKET FUNDS (Cost $2,798,815) 2,798,815
Total Investments (Cost $28,177,704 ) — 96.95% 28,720,514
Other Assets in Excess of Liabilities — 3.05% 903,733
NET ASSETS — 100.00% $ 29,624,247
(a) Level 3 securities fair valued using significant unobservable inputs.
(b) Restricted investment as to resale.
(c) Investment does not issue shares.
(d) Simple agreement for future equity (SAFE).
(e) Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(f) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(g) Rate disclosed is the seven day effective yield as of December 31, 2025.
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt